Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Beginning balance	€ 173	€ 175
Additional provisions	107	92
Disposals	(72)	(33)
Unused amounts reversed through the income statement		(3)
Used during the year	12	(55)
Net exchange differences	(9)	(3)
Ending balance	210	173
Current	151	88
Non-current	€ 60	€ 85